Note 4 - Cash and Cash Equivalents (Detail) In Millions, unless otherwise specified	Mar. 07, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2013 EUR (€)	Jan. 31, 2012 USD ($)
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 50.0			$ 3.0
Letters of Credit Outstanding, Amount		$ 0.2	€ 0.1	$ 0.1